Inventories	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Inventories
7.	Inventories
Inventories are comprised of the following:

	Yen in millions
	April 1	March 31
	2020	2021	2022
Finished products	322,103	398,474	533,612
Work in process	142,935	133,560	163,206
Raw materials, purchased components and supplies	94,741	104,634	177,189

Inventories	559,779	636,668	874,007

For the fiscal years ended March 31, 2021 and 2022, the write-downs of inventories were 73,594 million yen and 80,546 million yen, respectively.
For the fiscal years ended March 31, 2021 and 2022, the amounts of inventories expensed and included in cost of sales were 2,057,248 million yen and 2,495,769 million yen, respectively. Included within these amounts for the fiscal years ended March 31, 2021 and 2022 were employee benefits expenses of 269,428 million yen and 282,765 million yen, respectively, and depreciation and amortization expenses of 192,760 million yen and 201,860 million yen, respectively. Other cost of sales mainly consists of material costs, subcontractor costs and other professional service fees.